TAX SITUATION, Income Tax Declarations Pending Examination by Oversees Tax Authorities (Details)	12 Months Ended
Dec. 31, 2021
Colombia [Member]
Annual income tax declarations pending examination by overseas tax authorities [Abstract]
Period for taxpayers obliged to apply transfer prices and report tax losses	6 years
Banco de Credito de Bolivia [Member]
Annual income tax declarations pending examination by overseas tax authorities [Abstract]
Annual income tax returns	2016 2017 2018 2019 2020
Credicorp Capital Colombia [Member]
Annual income tax declarations pending examination by overseas tax authorities [Abstract]
Annual income tax returns	2016 2017 2018 2019 2020
Credicorp Capital Holding Chile [Member]
Annual income tax declarations pending examination by overseas tax authorities [Abstract]
Annual income tax returns	2019 2020